Exhibit 99.1

Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	December 2014
Distribution Date	1/15/2015
Transaction Month	52
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 6, 2010
Closing Date:	August 26, 2010

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:	$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%	September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%	March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%	April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%	March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$65,463,476.79	0.2998785	$56,283,693.83	0.2578273	$9,179,782.96
Total Securities	$65,463,476.79	0.0558896	$56,283,693.83	0.0480523	$9,179,782.96

Weighted Avg. Coupon (WAC)	4.85%		4.89%
Weighted Avg. Remaining Maturity (WARM)	15.65		14.95
Pool Receivables Balance	$93,010,235.06		$83,634,540.25
Remaining Number of Receivables	22,852		22,178

Adjusted Pool Balance	$91,580,530.69		$82,400,747.73

III. COLLECTIONS

Principal:
Principal Collections	$9,255,388.34
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$161,915.88
Total Principal Collections	$9,417,304.22

Interest:
Interest Collections	$380,229.98
Late Fees & Other Charges	$23,985.44
Interest on Repurchase Principal	$-
Total Interest Collections	$404,215.42

Collection Account Interest	$464.98
Reserve Account Interest	$362.80
Servicer Advances	$-

Total Collections	$9,822,347.42

Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	December 2014
Distribution Date	1/15/2015
Transaction Month	52
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$9,822,347.42
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$9,822,347.42

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$77,508.53		$77,508.53	$77,508.53
Collection Account Interest					$464.98
Late Fees & Other Charges					$23,985.44
Total due to Servicer					$101,958.95

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$88,921.22		$88,921.22

Total Interest:		$88,921.22		$88,921.22	$88,921.22

Available Funds Remaining:					$9,631,467.25

3. Regular Principal Distribution Amount:					$9,179,782.96

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$9,179,782.96
Class A Notes Total:		$9,179,782.96		$9,179,782.96
Total Noteholders Principal				$9,179,782.96

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					451,684.29

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,429,704.37
Beginning Period Amount	$1,429,704.37
Current Period Amortization	$195,911.85
Ending Period Required Amount	$1,233,792.52
Ending Period Amount	$1,233,792.52
Next Distribution Date Amount	$1,055,583.51

Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	December 2014
Distribution Date	1/15/2015
Transaction Month	52
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$26,117,053.90	$26,117,053.90	$26,117,053.90
Overcollateralization as a % of Adjusted Pool	28.52%	31.70%	31.70%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.93%	21,719	96.52%	$80,723,299.18
30 - 60 Days	1.65%	367	2.81%	$2,353,317.14
61 - 90 Days	0.35%	77	0.58%	$484,807.05
91 + Days	0.07%	15	0.09%	$73,116.88
		22,178		$83,634,540.25
Total
Delinquent Receivables 61 + days past due	0.41%	92	0.67%	$557,923.93
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.44%	100	0.67%	$621,096.46
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.35%	83	0.59%	$605,251.59
Three-Month Average Delinquency Ratio	0.40%		0.64%

Repossession in Current Period		10		$78,643.07
Repossession Inventory		20		$46,506.13

Charge-Offs
Gross Principal of Charge-Off for Current Period				$120,306.47
Recoveries				$(161,915.88)
Net Charge-offs for Current Period				$(41,609.41)

Beginning Pool Balance for Current Period				$93,010,235.06

Net Loss Ratio				-0.54%
Net Loss Ratio for 1st Preceding Collection Period				-0.38%
Net Loss Ratio for 2nd Preceding Collection Period				-0.59%
Three-Month Average Net Loss Ratio for Current Period				-0.50%

Cumulative Net Losses for All Periods				$8,381,777.01
Cumulative Net Losses as a % of Initial Pool Balance				0.62%

Principal Balance of Extensions				$630,744.41
Number of Extensions				92